Cash and cash equivalents - Disclosure of composition of cash and cash equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash equivalents	€ 218,055	€ 478,541
Cash	169,936	38,144
Cash and cash equivalents	€ 387,992	€ 516,685	€ 60,946	€ 144,221